Long-Term Bank Deposits And Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Long-Term Investments and Receivables, Net [Abstract]
Premises evacuation building input index receivable	$ 55,747	$ 57,447
Derivative financial instruments	14,279	36,572
Prepaid expenses for land rights	0	2,328
Long-term balances of non-qualified deferred compensation plan	10,492	9,183
Deposits with banks and other long-term receivables	7,130	6,995
Long-term bank deposits and other receivables	$ 87,648	$ 112,525